Document and Entity Information	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Central Index Key	0001816017
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Security12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Entity File Number	001-39493
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-1276957
Entity Address Address Line1	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address City Or Town	Vienna
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false